Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Crude oil	$ 2,696	$ 2,051
Petroleum products	482	380
Natural gas	50	54
Commodity inventories at the lower of cost and net realisable value	3,227	2,485
Natural gas held for trading purposes measured at fair value	391	810
Other	413	520
Total inventories	$ 4,031	$ 3,814